Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share Base Compensation Expense Allocation

Stock-based compensation cost that has been expensed in the statements of operations amounted to $160,281 and $36,896 for the three months ended September 30, 2013 and 2012 and $758,767 and $116,844 for the nine months ended September 30, 2013 and 2012, allocated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Research and development	$46,594	$10,726	$236,314	$36,070
General and administrative	113,687	26,170	522,453	80,774

	$160,281	$36,896	$758,767	$116,844

Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729

Stock Option Activity

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	946,281	$6.19
Options granted	285,527	3.38
Options exercised	(3,761)	2.81
Options forfeited	(8,610)	5.53
Options cancelled	(4,688)	4.85

Balance at September 30, 2013	1,214,749	3.13

Options exercisable at September 30, 2013	899,692	3.05

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	950,785	6.19
Options granted	—
Options exercised	—
Options forfeited	(897)	6.04
Options cancelled	(3,607)	6.04

Balance at December 31, 2012	946,281	6.19

Options exerciseable at December 31, 2012	820,047	6.22

Stock Options Outstanding

The following table summarizes information about stock options outstanding at September 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
1,214,749	7.66	$3.13	899,692	7.21	$3.05

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
946,281	7.86	$6.19	820,047	7.81	$6.22

Restricted Stock Activity

A summary of unvested restricted common stock activity is as follows:

Number of unvested restricted shares
Balance at December 31, 2012	99,869
Granted	12,000
Vested	(7,763)
Cancelled	(322)

Balance at September 30, 2013	103,784

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	112,720
Vested	(11,272)
Forfeited	—

Balance at December 31, 2011	101,448
Vested	—
Forfeited	(1,579)

Balance at December 31, 2012	99,869